Annual Fund Operating Expenses - Class S - Thrivent Multidimensional Income Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.55%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.81%
Acquired Fund Fees and Expenses	0.32%
Total Annual Fund Operating Expenses	1.68%
Less Fee Waivers and/or Expense Reimbursements	0.51%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.17%